Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Non-redeemable Class A private placement and Class B common shares, basic and diluted	3,570,422	2,931,887	2,916,414	3,487,261	3,193,963
Basic and diluted net income per non-redeemable Class A and Class B common stock	$ (0.12)	$ (0.59)	$ (0.59)	$ (0.07)	$ 0.12
Numerator: net income allocable to non-redeemable Class A and Class B common stock	$ (1,827,245)	$ (1,743,727)	$ (1,744,522)	$ (1,042,697)	$ 1,245,158
Redeemable Class A Common Shares [Member]
Numerator: earnings allocable to redeemable Class A common stock subject to possible redemption	$ (1,389,484)	$ (9,478)	$ (9,478)	$ (798,712)	$ 852,903
Non-redeemable Class A private placement and Class B common shares, basic and diluted	11,332,753	10,302,592	10,302,592	11,415,914	6,944,805
Basic and diluted net income per non-redeemable Class A and Class B common stock	$ (0.12)	$ (0.00)	$ (0.00)	$ (0.07)	$ 0.12
Non-redeemable Class A and B Common Shares [Member] | Private Placement [Member]
Non-redeemable Class A private placement and Class B common shares, basic and diluted	3,570,422	2,931,887	2,916,414	3,487,261	3,193,963
Basic and diluted net income per non-redeemable Class A and Class B common stock	$ (0.12)	$ (0.59)	$ (0.59)	$ (0.07)	$ 0.12
Numerator: net income allocable to non-redeemable Class A and Class B common stock	$ (437,761)	$ (1,753,205)	$ (1,753,205)	$ (243,985)	$ 392,255